Commitments And Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies (Abstract)
Commitments and Contingencies
16. Commitments and Contingencies

Various claims, suits and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Partnership's vessels. The Partnership is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements.

The Partnership accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, the Partnership is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the consolidated financial statements.

An estimated loss from a contingency should be accrued by a charge to expense and a liability recorded only if all of the following conditions are met:

  Information available prior to the issuance of the financial statement indicates that it is probable that a liability has been incurred at the date of the financial statements.

  The amount of the loss can be reasonably estimated.

(a)      Vessels Purchase Commitments

Upon the approval of the Master Agreement at the Partnership's annual general meeting in August 2014 the Partnership has outstanding purchase commitments relating to the acquisition of new buildings of $281,276 that are payable as follows:

For the year ended December 31,	Amount
2015	$281,276
Total	$281,276

(b)      Lease Commitments: The vessel-owning subsidiaries of the Partnership have entered into time and bareboat charter agreements, which as of December 31, 2014 are summarized as follows:

Vessel Name	Time Charter (“TC”)/ Bare Boat Charter (“BC”) (Years)	Commencement of Charter	Charterer	Profit Sharing (1)	Gross Daily Hire Rate (Without Profit Sharing)
M/V Archimidis (4)	3┼2┼1┼1 TC	11/2012	Maersk		$34.0
M/V Agamemnon (4)	3.2┼2┼1┼1 TC	06/2012	Maersk		$34.0
M/T Amoureux	1 TC	1/2014	CMTC (5)	50/50	$24.0
M/T Aias	1 TC	12/2013	CMTC (5)	50/50	$24.0
M/T Atlantas (M/T British Ensign) (6)	5┼3┼2┼1 BC	04/2006	BP		$15.2 (5y) $13.5 (3y) $6.8 (2y)
M/T Aktoras (M/T British Envoy) (6)	5┼3┼1.5┼1 BC	07/2006	BP		$15.2 (5y) $13.5 (3y) $7.0 (1.5y)
M/V Cape Agamemnon	10 TC	07/2010	COSCO Bulk		$42.2
M/T Agisilaos (7)	1┼1 TC	09/2014	CMTC		$14.3
M/T Arionas	1.2 TC	12/2014	CMTC		$.15.0
M/T Aiolos (M/T British Emissary) (6)	5┼3┼2┼1 BC	03/2007	BP		$15.2 (5y) $13.5 (3y) $7.0 (2y)
M/T Avax (7)	1┼1 TC	09/2014	CMTC		$14.8
M/T Axios	1 TC	07/2014	CMTC	50/50 (3)	$14.8
M/T Alkiviadis (8)	1┼1 TC	09/2014	Chartering and Shipping Services SA (“CSSA”)		$14.1
M/T Assos (7)	1┼1 TC	06/2014	CMTC		$14.8
M/T Atrotos (7)	1┼1 TC	05/2014	CMTC		$14.8
M/T Akeraios	1.5 TC	07/2013	CMTC	50/50(3)	$15.0
M/T Anemos I	1.2 TC	12/2013	CMTC	50/50(3)	$14.9
M/T Apostolos	1.2 TC	10/2013	CMTC	50/50(3)	$14.9
M/T Alexandros II (M/T Overseas Serifos)	5 BC 5 BC	01/2008 05/2013	OSG (2)		$13.0 $6.3
M/T Aristotelis II (M/T Overseas Sifnos)	5 BC 5 BC	06/2008 03/2013	OSG (2)		$13.0 $6.3
M/T Aris II (M/T Overseas Kimolos)	5 BC 5 BC	08/2008 03/2013	OSG (2)		$13.0 $6.3
M/T Aristotelis	1.5 TC	12/2013	CMTC	50/50(3)	$17.0
M/T Ayrton II	1.5 TC	04/2014	Engen Petroleum Ltd		$15.4
M/T Amore Mio II	1 TC	12/2013	CMTC		$17.0
M/T Miltiadis M II	2 ┼ 0.5 TC	09/2012	Subtec, S.A. de C.V.		$23.2 (2y) $28.0 (0.5 y)
M/V Hyundai Prestige	12 TC	02/2013	HMM		$29.4
M/V Hyundai Premium	12 TC	03/2013	HMM		$29.4
M/V Hyundai Paramount	12 TC	04/2013	HMM		$29.4
M/V Hyundai Privilege	12 TC	05/2013	HMM		$29.4
M/V Hyundai Platinum	12 TC	06/2013	HMM		$29.4

(1)      Profit sharing refers to an arrangement between vessel-owning companies and charterers to share a predetermined percentage voyage profit in excess of the basic rate.
(2)      On November 14, 2012, Overseas Shipholding Group Inc (“OSG”) made a voluntary filing for relief under Chapter 11 of the U.S. Bankruptcy Code. After discussions between the Partnership and OSG, it was agreed to enter into new charters contracts on substantially the same terms as the prior charters but at a bareboat rate of $6.3 per day. OSG has the option of extending the employment of each vessel following the completion of the bareboat charters for an additional two years on a time chartered basis at a rate of $16.5 per day. OSG has an option to purchase each of the three STX vessels at the end of the eighth, ninth or tenth year of the charter, for $38,000, $35,500 and $33,000, respectively, which option is exercisable six months before the date of completion of the eighth, ninth or tenth year of the charter. The expiration date above may therefore change depending on whether the charterer exercises its purchase option.
(3)      50/50 profit share for breaching IWL (Institute Warranty Limits - applies to voyages to certain ports at certain periods of the year).
(4)      M/V Archimidis and the M/V Agamemnon are employed on time charters with Maersk at a gross rate of US$34.0 per day with earliest redelivery in October 2015 and July 2015, respectively. Maersk has the option to extend the charter of both vessels for an additional four years at a gross rate of $31.5 and $30.5 per day, respectively for the fourth and fifth year and $32.0 per day for the final two years. If all options were to be exercised, the employment of the vessels would extend to July 2019 for the M/V Agamemnon and October 2019 for the M/V Archimidis.
(5)      The vessel owning companies of the M/T Amoureux and the M/T Aias have entered into a one year time charter with Capital Maritime at a gross rate of $24.0 per day for each vessel with profit share on actual earnings settled every six months. The charters were commenced in January 2014 and December 2013 respectively. Furthermore in December, 2014 the M/T Aias was chartered by Repsol Trading S.A. under time charter for a period of three years at a gross daily rate of $26.5. The charter commenced in February, 2015.
(6)      The M/T British Ensign is continuing its bareboat charter with BP after the completion of its charter in April 2014 for an additional 24 months at a bareboat rate of $6.8 per day. BP has the option to extend the duration of the charter for up to a further 12 months either as bareboat charter at a bareboat rate of $7.3 per day for the optional periods if declared or on a time charter basis during the optional periods at a time charter rate of $14.3 per day, if declared.
The M/T British Envoy is continuing its bareboat charter with BP after the completion of the current charter in July 2014 for an additional 18 months at a bareboat rate of $7.0 per day. BP has the option to extend the charter duration for up to a further 12 months either as a bareboat charter at a bareboat rate $7.3 per day for the optional periods, if declared or as a time charter at a time charter rate of $14.3 per day, if declared.
The M/T British Emissary will continue its bareboat charter with BP after the completion of its current charters in March 2015 for an additional 24 months at a bareboat rate of $7.0 per day. BP has the option to extend the duration of the charter for up to a further 12 months either as bareboat charter at a bareboat rate of $7.3 per day for the optional periods if declared or on a time charter basis during all optional periods at a time charter rate of $14.3 per day if declared.
(7) For the M/T Agisilaos, the M/T Avax, the M/T Atrotos, and the M/T Assos CMTC has the option to extend the respective charters for one additional year at a gross daily rate of $14.5, $15.3, $15.3 and $15.3 respectively.
(8) CSSA has the option to extend the M/T Alkiviadis charter for one additional year at a gross daily rate of $15.1.

Future minimum charter hire receipts, excluding any profit share revenue that may arise, based on non-cancelable long-term time and bareboat charter contracts, as of December 31, 2014 were:

Year ended December 31,	Amount
2015	$145,344
2016	89,437
2017	85,710
2018	70,943
2019	68,967
Thereafter	282,513
Total	$742,914